Short-Term Borrowings - Maturities of Securities Sold under Agreements to Repurchase (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Securities sold under agreements to repurchase
Weighted-average remaining maturity of agreements	441 days	93 days
Securities sold under agreements to repurchase	$ 9,151	$ 216,151
Less than 30 days
Securities sold under agreements to repurchase
Securities sold under agreements to repurchase		6,200
30 through 90 days
Securities sold under agreements to repurchase
Securities sold under agreements to repurchase		5,000
Maturing Over 90 days
Securities sold under agreements to repurchase
Securities sold under agreements to repurchase	$ 9,151	$ 204,951